Document and Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Entity Incorporation State Country Code	DE
Entity File Number	1-13881
Entity Tax Identification Number	52-2055918
Entity Address Address Line 1	7750 Wisconsin Avenue
Entity Address City Or Town	Bethesda
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20814
City Area Code	301
Local Phone Number	380-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001048286